The Company and Summary of Significant Accounting Policies and Estimates (Details) (USD $)	0 Months Ended	9 Months Ended	0 Months Ended
	May 17, 2013	Sep. 30, 2013	May 17, 2013 Initial public offering	May 17, 2013 Underwriters' overallotment option	May 17, 2013 Private Placement	Sep. 13, 2013 Selling Stockholders'	May 17, 2013 Selling Stockholders'	Sep. 13, 2013 Follow-on offering	Sep. 13, 2013 Common stock sold by the Company
Initial Public Offering and Follow-On Offering
Shares of common stock sold			6,968,435	908,926	500,000	5,337,502	309,509	6,000,000	662,498
Share price (in dollars per share)			$ 13.00	$ 13.00	$ 13.00		$ 13.00	$ 35.50
Aggregate proceeds from the IPO and concurrent private placement before deduction of offering expenses	$ 87,000,000
Offering expenses	3,400,000	4,063,000						700,000
Number of shares of common stock issued upon automatic conversion of convertible preferred stock	25,876,142
Aggregate proceeds received								$ 22,500,000